Debt securities in issue (Tables)	6 Months Ended
Jun. 30, 2022
Debt securities in issue [Abstract]
Summary of changes in debt securities in issue
Changes in debt securities in issue
in EUR million
30
June
2022
31
December
2021
Opening balance 91,784 82,065
Additions 50,085 85,113
Redemptions / Disposals -46,591 -76,150
Exchange rate differences 2,817 2,771
Other movements -4,972 -2,014
Closing balance 93,123 91,784